VIA EDGAR

                              November 3, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:  ONE Fund, Inc.
     File No. 33-47811
     Statement of Additional Information
     Certification Under Rule 497(j)

Gentlemen:

I, Ronald L. Benedict, Secretary of the Registrant, ONE Fund, Inc., hereby certify that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-effective Amendment no. 11 to the Registration Statement which was filed electronically under the EDGAR system on August 27, 1997.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this third day of November, 1997.

                              Sincerely,



                              Ronald L. Benedict
                              Secretary

RLB/nh

CertifOF